Restructuring - Schdule of Changes to the liability for the restructuring (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructing liabilities Ending	$ 3,458
Accelerated FX-322 charges
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	129
Restructing liabilities Ending	129
Accelerated FX-345 charges
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	3,458
Severance and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	3,329
Restructing liabilities Ending	$ 3,329